EQUITY	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
EQUITY
NOTE 6 - EQUITY

NOTE 5 – EQUITY

Preferred

On April 1, 2021, 54,130 shares of preferred stock were converted into 1,968,363 shares of common stock. The conversion eliminated all outstanding convertible preferred shares.

Common

During the three months ended June 30, 2021, three officers and directors were issued 568,719 shares of common stock with a value of $59,716 for service.

During the three months period ended June 30, 2021, a director of the Company converted $23,332 of accrued compensation into 307,010 shares of common stock of the Company.

During the three months ended June 30, 2021, the Company issued 50,000 shares of common stock with a value of $5,250 for service

During the three months ended June 30, 2022, two officers and a director were issued 1,052,500 shares of common stock with a value of $305,225 for service.

During the three months ended June 30, 2022, four entities were issued 3,700,000 shares of common stock with a value of $148,000 for the exercise of 3,700,000 warrants.

During the three months ended June 30, 2022, the medical director was issued 1,000,000 shares of common stock with a value of $60,000 for service.

NOTE 6 – EQUITY

On July 9, 2020, the Company increased its authorized shares to 550,000,000 consisting of 50,000,000 preferred shares and 500,000,000 common shares all at par value $0.001.

Preferred Stock

On July 10, 2019, the Company filed an amended articles of Incorporation designating 1,500,000 shares of preferred stock as Series A non-voting Convertible preferred shares convertible into common stock at four shares of common for each one share of preferred.

On July 25, 2019, the Company issued 110,000 shares at $1.00 per share of series A convertible preferred to one entity with a value of $110,000 for cash. Each share of series A preferred is convertible after 180 days to four shares of common stock ($0.25 per share) or at the lowest of: (i) the fixed conversion price; (ii) the equitant of 70% of the lowest closing price for the 20 days prior to the conversion of the preferred shares and accrues 7% interest annually.

During the year ended March 31, 2021 the Company issued 740,000 shares of Series A preferred stock and 3,700,000 warrants; 640,000 for $640,000 in cash and $100,000 for debt. The stock is convertible into common stock at 10 cents per share or 50% of the lowest trading price, whichever is lower 5 days prior to conversion. The Company has the right to convert the shares nine months after the issuance. The warrants are convertible at $0.15 per share within two years of issuance. In addition the Company agreed to filing an S-1 by September 21, 2020 for the common stock to be converted and the underlying common shares for the warrants. The S-1 was filed.

During the year ended March 31, 2021 the Company issued 26,657,443 shares of common stock for the conversion of 745,870 shares of preferred stock and $14,013 in interest.

During the year ended March 31, 2022 the Company issued 1,968,363 shares of common stock for the conversion of 54,130 shares of preferred stock.

As of March 31, 2022 there we no preferred shares outstanding.

Common Stock

During the year ended March 31, 2021, four officers and directors were issued 9,372,909 shares of common stock with a value of $575,412 for service.

During the year ended March 31, 2021, three officers of the Company converted $1,577,471 of accrued compensation into 16,931,101 shares of common stock of the Company.

During the year ended March 31, 2021, the Company issued 26,657,443 shares of common stock for the conversion of 746,000 shares of preferred stock and $14,013 in interest.

During the year ended March 31, 2021, the Company issued 577,287 shares of common stock with a value of $44,801 for accounts payable.

During the year ended March 31, 2021, the Company issued 2,422,902 shares of common stock with a value of $210,440 for service.

During the year ended March 31, 2021, the Company issued 3,982,179 shares of common stock with a value of $199,567 for the conversion of debt.

During the year ended March 31, 2022 two officers and a director converted $128,333 of accrued payables into 2,407,010 shares of common stock.

During the year ended March 31, 2022 the Company issued 540,000 shares of Common stock to an individual for account payable with a value of $27,000.

During the year ended March 31, 2022 the Company issued 50,000 shares of common stock with a value of $5,250 for service

During the year ended March 31, 2022 the Company issued 1,968,363 shares of common stock for the conversion of 54,130 shares of preferred stock.

During the year ended March 31, 2022 the Company issued 1,513,719 shares of common stock with a value of $110,835 to three related parties for service.